Expense Example {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund Retail PRO-04 - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	300
5 years	527
10 years	$ 1,181